Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenues	€ 39,277	€ 43,076	€ 48,422
Eliminations
Disclosure of geographical areas [line items]
Revenues	(1,864)	(1,556)	(1,545)
Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	1,195	1,091	1,379
Others and elims. | Geography Eliminations
Disclosure of geographical areas [line items]
Revenues	1,195	1,091	1,379
Telefónica Spain
Disclosure of geographical areas [line items]
Revenues	12,156	12,118	12,528
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,417	12,401	12,850
Telefónica Spain | Eliminations
Disclosure of geographical areas [line items]
Revenues	261	283	322
Telefónica Spain | Retailer | Operating segments
Disclosure of geographical areas [line items]
Revenues	9,699	9,906	10,313
Telefónica Spain | Wholesalers, mobile handsets sales and others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,718	2,495	2,537
Telefónica United Kingdom
Disclosure of geographical areas [line items]
Revenues	2,609	6,666	7,068
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,628	6,708	7,109
Telefónica United Kingdom | Eliminations
Disclosure of geographical areas [line items]
Revenues	19	42	41
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	96	232	218
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,532	6,476	6,891
Telefónica United Kingdom | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Germany
Disclosure of geographical areas [line items]
Revenues	7,738	7,500	7,364
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,765	7,532	7,399
Telefónica Germany | Eliminations
Disclosure of geographical areas [line items]
Revenues	27	32	35
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	814	785	741
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,942	6,730	6,647
Telefónica Germany | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	9	17	11
Telefónica Brazil
Disclosure of geographical areas [line items]
Revenues	6,897	7,406	10,018
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,910	7,422	10,035
Telefónica Brazil | Eliminations
Disclosure of geographical areas [line items]
Revenues	13	16	17
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,300	2,531	3,537
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	4,610	4,891	6,498
Telefónica Brazil | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispam
Disclosure of geographical areas [line items]
Revenues	8,258	7,786	9,504
Telefónica Hispam | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,362	7,922	9,650
Telefónica Hispam | Eliminations
Disclosure of geographical areas [line items]
Revenues	104	136	146
Telefónica Hispam | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,907	2,836	3,435
Telefónica Hispam | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	5,444	5,070	6,210
Telefónica Hispam | Others and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 11	€ 16	€ 5